SUBSEQUENT EVENTS	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
SUBSEQUENT EVENTS
NOTE 20 . SUBSEQUENT EVENTS

Common and Preferred Share Distributions. On June 30, 2011, the Company paid a distribution of 51.56 cents per share on the Company's Series A Cumulative Redeemable Preferred Shares to preferred shareholders of record on June 15, 2011. On July 1, 2011, the Company paid a distribution of 17.15 cents per share on the Company's common shares and units, to common shareholders and Unitholders of record on June 15, 2011. Subsequent to the end of fiscal year 2011, the Company's Board of Trustees approved a plan to reduce the Company's quarterly distribution to $0.1300 from $0.1715 per common share and limited partnership unit, effective with the next quarterly distribution planned for October 3, 2011.  The Board currently intends to maintain this level of cash distribution for at least the next four quarters.  All future distributions remain subject to the discretion of the Company's Board of Trustees.

Pending Acquisitions.  Subsequent to the end of fiscal year 2011, the Company signed purchase agreements to acquire the following properties; all of these pending acquisitions are subject to various closing conditions and contingencies, and no assurances can be given that any of these acquisitions will be completed:

Two multi-family residential projects in Billings, Montana with a total of 36 units, for a purchase price totaling approximately $2.1 million, of which approximately $2.0 million would be paid through the issuance of limited partnership units of the Operating Partnership; and

Two multi-family residential properties in Sioux Falls, South Dakota, with 50 units and 24 units, respectively, for purchase prices of $4.7 million and $2.3 million, respectively, to be paid in cash.

Subsequent to the end of fiscal year 2011, the Company terminated its previously-disclosed agreement for the purchase of a retail property located in Robbinsdale, Minnesota.

2011 Annual Report F-31

NOTE 20 . continued

Development Project.  In addition to the ongoing development projects discussed in Note 15 above, subsequent to the end of fiscal year 2011, in June 2011, the Company commenced construction on an approximately 159-unit apartment project in Rochester, Minnesota, located adjacent to its existing Quarry Ridge Apartment Homes.  The Company currently estimates that construction costs will total approximately $19.4 million, and that the project will be completed in approximately 14 months.

Flood Damage. The Company has two properties in Minot, North Dakota that were directly affected by the recent extensive Souris River flooding.  The Company's Arrowhead Shopping Center and Chateau Apartments were flooded in late June 2011. The Company carries flood insurance covering both properties, with a total deductible of $200,000.  The approximately 78,095 net rentable square foot Arrowhead Shopping Center has an investment cost (initial cost plus improvements) of approximately $7.2 million, and was 100.0% occupied as of April 30, 2011.  The building is insured for $7.5 million in building value, plus an additional $250,000 or 20% of the amount of damage from which such costs resulted, whichever is greater, for debris removal.  Additionally, the Company is insured for loss of rents at the property for one year.  Total gross revenue from the Arrowhead Shopping Center in fiscal year 2011 was approximately $711,000.

The 64-unit Chateau Apartment building has an investment cost of approximately $3.6 million, and was 98.4% occupied as of April 30, 2011.  The building is insured for $4.5 million in building value, plus an additional $250,000 or 20% of the amount of damage from which such costs resulted, whichever is greater, for debris removal.  Additionally, the Company is insured for loss of rents at the property for one year.  Total gross revenue from the Chateau Apartments in fiscal year 2011 was approximately $648,000.  The Company had been in the process of refinancing its mortgage on the Chateau Apartment property, which matured on July 1, 2011; the Company instead paid off the $1.7 million mortgage using available cash.

The Company continues to monitor closely its Cottonwood and Westwood Apartments in Bismarck, North Dakota, both of which have been sandbagged as the Missouri River in Bismarck continues at high levels in June and July 2011.  The Company's Arbor Apartments in South Sioux City, Nebraska are also being closely monitored, as Missouri River flood risk continues there.  The Company currently does not expect material financial or operational disruptions due to these above-described flood incidents and flood risk.